CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Revenue	$ 161,918	$ 256,203
Cost of sales:
Production costs	(79,008)	(116,628)
Depreciation and depletion	(41,944)	(64,153)
Royalties	(8,096)	(12,810)
Total cost of sales	(129,048)	(193,591)
Income from mine operations	32,870	62,612
Share of net loss related to joint venture	(1,050)
Service fee earned as operators of joint venture	1,892
Exploration and evaluation expenditures	(2,333)	(2,050)
General and administrative expenses	(11,660)	(12,590)
Income from operations and joint venture	19,719	47,972
Loss due to loss of control of subsidiaries	(143,261)
Finance expense	(10,737)	(17,810)
Finance income	5,555	609
Foreign exchange gain (loss)	20	(383)
Income (loss) before income taxes	(128,704)	30,388
Current income tax expense	(1,079)	(1,301)
Deferred income tax expense	(11,430)	(22,774)
Net income (loss) and comprehensive income (loss) for the year	(141,213)	6,313
Net income (loss) attributable to:
Common shareholders of the Company	(141,372)	5,776
Non-controlling interest	159	537
Net income (loss) for the year	$ (141,213)	$ 6,313
Earnings (loss) per share attributable to common shareholders:
Basic (in dollars per share)	$ (0.64)	$ 0.03
Diluted (in dollars per share)	$ (0.64)	$ 0.03
Weighted average number of shares outstanding:
Basic (in shares)	220,108,770	203,333,111
Diluted (in shares)	220,108,770	204,394,452